Financial risk management - Disclosure of detailed information about hedging instruments (Details) £ in Millions	12 Months Ended
	Mar. 31, 2025 GBP (£)	Mar. 31, 2024 GBP (£)	Mar. 31, 2023 GBP (£)	Mar. 31, 2025 $ / £	Mar. 31, 2025 € / £	Mar. 31, 2025 $ / €	Mar. 31, 2025	Mar. 31, 2024 $ / £	Mar. 31, 2024 € / £	Mar. 31, 2024 $ / €	Mar. 31, 2024	Mar. 31, 2022 GBP (£)
Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	£ (57)	£ (18)	£ (38)									£ (29)
Net gains in respect of cash flow hedges	218	240	0
Net gains in respect of cost of hedging	(52)	26	(16)
Net gains (losses) in respect of net investment hedges	56	62	(198)
Other equity reserves – cost of hedging balances	(4,233)	(3,990)	£ (3,860)									£ (4,563)
Fair value hedges | Foreign currency and interest rate risk | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	(24)	(11)
Fair value hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	0	0
Net gains in respect of cost of hedging	(14)	0
Net gains (losses) in respect of net investment hedges	0	0
Transferred to profit or loss in respect of cash flow hedges	0	0
Transferred to profit or loss in respect of cost of hedging	1	1
Fair value hedges | Foreign currency and interest rate risk | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate					1.11	1.05			1.11	1.07
Fair value hedges | Foreign currency and interest rate risk | Bottom of range | GBP | SONIA
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis							(2.60%)				0.56%
Fair value hedges | Foreign currency and interest rate risk | Bottom of range | USD | SOFR
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis							0.83%				0.83%
Fair value hedges | Foreign currency and interest rate risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate					1.24	1.15			1.24	1.15
Fair value hedges | Foreign currency and interest rate risk | Top of range | GBP | SONIA
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis							3.74%				3.74%
Fair value hedges | Foreign currency and interest rate risk | Top of range | USD | SOFR
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis							2.23%				2.23%
Fair value hedges | Foreign currency and interest rate risk | Liabilities – non-current | Non-derivatives hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	0	0
Fair value hedges | Foreign currency and interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		0
Fair value hedges | Foreign currency and interest rate risk | Current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0
Fair value hedges | Foreign currency and interest rate risk | Non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		33
Fair value hedges | Foreign currency and interest rate risk | Non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	32
Fair value hedges | Foreign currency and interest rate risk | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(96)
Fair value hedges | Foreign currency and interest rate risk | Derivative liabilities - current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(253)
Fair value hedges | Foreign currency and interest rate risk | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(499)
Fair value hedges | Foreign currency and interest rate risk | Derivative liabilities - non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(397)
Cash flow hedges | Foreign currency and interest rate risk | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	(54)	(16)
Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	26	5
Net gains in respect of cost of hedging	(36)	(1)
Net gains (losses) in respect of net investment hedges	0	0
Transferred to profit or loss in respect of cash flow hedges	182	220
Transferred to profit or loss in respect of cost of hedging	(3)	(4)
Cash flow hedges | Foreign currency and interest rate risk | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.30	1.08	1.06		1.30	1.08	1.07
Cash flow hedges | Foreign currency and interest rate risk | Bottom of range | GBP
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							0.976%				0.976%
Cash flow hedges | Foreign currency and interest rate risk | Bottom of range | USD
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							2.095%				2.095%
Cash flow hedges | Foreign currency and interest rate risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.66	1.19	1.15		1.66	1.19	1.15
Cash flow hedges | Foreign currency and interest rate risk | Top of range | GBP
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							7.41%				7.41%
Cash flow hedges | Foreign currency and interest rate risk | Top of range | USD
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							5.989%				5.989%
Cash flow hedges | Foreign currency and interest rate risk | Liabilities – non-current | Non-derivatives hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	0	0
Cash flow hedges | Foreign currency and interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		0
Cash flow hedges | Foreign currency and interest rate risk | Current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	1
Cash flow hedges | Foreign currency and interest rate risk | Non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		161
Cash flow hedges | Foreign currency and interest rate risk | Non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	194
Cash flow hedges | Foreign currency and interest rate risk | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(112)
Cash flow hedges | Foreign currency and interest rate risk | Derivative liabilities - current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(50)
Cash flow hedges | Foreign currency and interest rate risk | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(164)
Cash flow hedges | Foreign currency and interest rate risk | Derivative liabilities - non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(183)
Cash flow hedges | Currency risk | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	0	0
Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	(12)	(26)
Net gains in respect of cost of hedging	0	0
Net gains (losses) in respect of net investment hedges	0	0
Transferred to profit or loss in respect of cash flow hedges	6	4
Transferred to profit or loss in respect of cost of hedging	0	0
Cash flow hedges | Currency risk | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.25	1.11			1.23	1.11
Cash flow hedges | Currency risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.30	1.21			1.27	1.18
Cash flow hedges | Currency risk | Liabilities – non-current | Non-derivatives hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	0	0
Cash flow hedges | Currency risk | Current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		5
Cash flow hedges | Currency risk | Current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	3
Cash flow hedges | Currency risk | Non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		1
Cash flow hedges | Currency risk | Non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	1
Cash flow hedges | Currency risk | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(4)
Cash flow hedges | Currency risk | Derivative liabilities - current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(6)
Cash flow hedges | Currency risk | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(32)
Cash flow hedges | Currency risk | Derivative liabilities - non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(41)
Net investment hedges | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	3	3
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	0	0
Net gains in respect of cost of hedging	4	38
Net gains (losses) in respect of net investment hedges	56	62
Transferred to profit or loss in respect of cash flow hedges	0	0
Transferred to profit or loss in respect of cost of hedging	(4)	(8)
Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.26	1.19			1.22	1.17
Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.29	1.21			1.29	1.17
Net investment hedges | Liabilities – non-current | Non-derivatives hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(1,734)	(1,768)
Net investment hedges | Current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		11
Net investment hedges | Current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	6
Net investment hedges | Non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		0
Net investment hedges | Non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0
Net investment hedges | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(8)
Net investment hedges | Derivative liabilities - current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(2)
Net investment hedges | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		£ 0
Net investment hedges | Derivative liabilities - non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	£ (1)